 As filed with the Securities and Exchange Commission on June 14, 2001 Registration No. 333-59588 U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM N-14/A REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X / PRE-EFFECTIVE AMENDMENT NO. / 5 / POST-EFFECTIVE AMENDMENT NO. / / OPPENHEIMER LARGE CAP GROWTH FUND 6803 South Tucson Way, Englewood, Colorado 80112 (Address of Principal Executive Offices) 303-768-3200 (Registrant's Telephone Number) Andrew J. Donohue, Esq. Executive Vice President & General Counsel OppenheimerFunds, Inc. Two World Trade Center, New York, New York 10048-0203 (212) 323-0256 (Name and Address of Agent for Service) As soon as practicable after the Registration Statement becomes effective. (Approximate Date of Proposed Public Offering) Title of Securities Being Registered: for Class A, Class B, Class C, Class N and Class Y shares of the Oppenheimer Large Cap Growth Fund.

It is proposed that this filing will become effective on June 30, 2001 pursuant to Rule 488.

        “The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registrant shall thereafter become effective in accordance with Section 8A of the Securities Act of 1933 or until the Registrant shall become effective on such date as the Commission acting pursuant to said Section 8A may determine.”

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover Contents Page Cross-Reference Sheet Shareholder Letter Notice of Shareholder Meeting Part A

        Proxy Statement for Oppenheimer Trinity Growth Fund and Prospectus for Oppenheimer Large Cap Growth Fund.

        Prospectus Performance Data for Oppenheimer Large Cap Growth Fund and Oppenheimer Trinity Growth Fund

Part B Statement of Additional Information Revised Pro Forma Combined Financial Statements for Oppenheimer Large Cap Growth Fund and Oppenheimer Trinity Growth Fund Revised Proxy Card for Oppenheimer Trinity Growth Fund for the previously filed combined Prospectus and Proxy Statement of the Oppenheimer Large Cap Growth Fund (Reg. No. 333-59588), 4/27/01, which Registration Statement is incorporated in its entirety by reference. Part C Other Information Signatures Exhibits

OPPENHEIMER LARGE CAP GROWTH FUND

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification

        Reference is made to the provisions of Article Seventh of Registrant's Declaration of Trust Previously filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1) Amended and Restated Declaration of Trust dated May 6, 1998: Previously filed with Pre-Effective Amendment No. 1 to Registrant's registration statement, 5/6/98, and incorporated herein by reference. (2) Amended and Restated By-Laws dated 6/4/98: Previously filed with Registrant's Pre-Effective Amendment No. 2 to Registrant's registration statement, 6/19/98, and incorporated herein by reference. (3) N/A (4) (i) Agreement and Plan of Reorganization: See Exhibit A to Part A of the Registration Statement (Reg. No. 333-59588), 4/27/01, and incorporated herein by reference. (ii) Prospectus Performance Information: Exhibit B of the Registration Statement (Reg. No. 333-59588), 4/27/01, and filed herewith. (5) (i) Specimen Class A Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference. (ii) Specimen Class B Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference. (iii) Specimen Class C Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference. (iv) Specimen Class N Share Certificate: Previously filed with Registrant's Post Effective Amendment No. 4 (12/1/00), and incorporated herein by reference. (v) Specimen Class Y Share Certificate: Previously filed with Registrant's Post-Effective Amendment No. 3 to Registrant's Registration Statement, 11/26/99, and incorporated herein by reference. (6) (i) Investment Advisory Agreement dated December 17, 1998: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (7) (i) General Distributor's Agreement dated December 17, 1998: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference. (iii)Form of OppenheimerFunds Distributor, Inc. Broker Agreement: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference. (iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference. (8) Form of Deferred Compensation Plans for Disinterested Trustees/Directors: (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Previously filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, Previously refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference. (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference. (9) (i) Custody Agreement dated May 2, 1998: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference. (10) (i) Service Plan and Agreement for Class A shares dated December 17, 1998: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (ii) Distribution and Service Plan and Agreement for Class B shares dated March 1, 1999: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (iii)Distribution and Service Plan and Agreement for Class C shares dated March 1, 1999: Previously filed with Registrant's Pre-Effective Amendment No. 1, 5/6/98, and incorporated herein by reference. (iv) Form Distribution and Service Plan and Agreement for Class N shares: Previously filed with Registrant's Post-Effective Amendment No. 4 to the Registrant's Registration Statement, 12/1/00, and incorporated herein by reference. (11) Opinion and Consent of Counsel: To be filed by Amendment. (12) Tax Opinions Relating to the Reorganization: Draft Tax Opinion - To be filed by Amendment. (13) N/A. (14) (i) Consent of KPMG LLP: Draft - To be filed by Amendment. (15) N/A. (16) Powers of Attorney for all Trustees/Directors and Officers (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference.

Item 17. Undertakings

(1) N/A. (2) N/A.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of June 2001.

OPPENHEIMER LARGE CAP GROWTH FUND By: /s/ Bridget A. Macaskill* ----------------------------------- Bridget A. Macaskill, President

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Leon Levy*                              Chairman of the
----------------------------------          Board of Trustees                           June 14, 2001
Leon Levy

/s/ Donald W. Spiro*                        Vice Chairman of the                        June 14, 2001
----------------------------------          Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*                   President and                               June 14, 2001
---------------------------------           Chief Executive
Bridget A. Macaskill                        Officer and Trustee

/s/ Brian W. Wixted*                        Treasurer and Principal                     June 14, 2001
---------------------------------           Financial and
Brian W. Wixted                             Accounting Officer

/s/ Robert G. Galli*                        Trustee                                     June 14, 2001
----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths                    Trustee                                     June 14, 2001
---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*                      Trustee                                     June 14, 2001
---------------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                  Trustee                                     June 14, 2001
---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                     Trustee                                     June 14, 2001
---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                        Trustee                                     June 14, 2001
---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*               Trustee                                     June 14, 2001
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*                     Trustee                                     June 14, 2001
---------------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------                                               June 14, 2001
Robert G. Zack, Attorney-in-Fact